Becker Value Equity Fund Summary Prospectus February 28, 2024	RETAIL CLASS: BVEFX INSTITUTIONAL CLASS: BVEIX
Before You Invest
Before you invest, you may want to review the Becker Value Equity Fund’s (the “Fund”) prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including its Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at https://www.beckercap.com/mutual-fund. You can also get this information at no cost by calling 1-800-551-3998 or by sending an email to info@beckercap.com, or by sending a written request to Becker Value Equity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated February 28, 2024.
Investment Objective
The investment objective of the Becker Value Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Shareholder Fees
(fees paid directly from your investment)

	Retail	Institutional
Redemption Fees (as a percentage of the amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Retail	Institutional
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	None	None
Other Expenses(1) (including shareholder servicing plan fees of 0.10% for Retail Class)	0.46%	0.36%
Total Annual Fund Operating Expenses	1.01%	0.91%
Fee Waiver/Expense Reimbursement	-0.22%	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)(3)	0.79%	0.69%
(1)    “Other Expenses” includes Acquired Fund Fees and Expenses that did not exceed 0.01% of the Fund’s average net assets. Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
(2) Becker Capital Management, Inc. (the “Advisor”), has contractually agreed to reduce its management fee and/or reimburse certain expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as Acquired Fund Fees and Expenses; extraordinary litigation expenses; Rule 12b-1 fees;
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shareholder servicing fees; and any other class-specfic expenses) so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.68% of the Fund’s average daily net assets (the “Expense Cap”).  The Expense Cap is indefinite, and will remain in effect at least through February 28, 2025.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
(3) The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratios to average net assets: Expenses after fees waived provided in the Financial Highlights Section of the Statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Retail Class	$81	$300	$536	$1,216
Institutional Class	$70	$268	$482	$1,099
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a value strategy and invests primarily in common and preferred stocks whose market prices do not reflect their true values, as determined by the Advisor. The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor typically invests in companies with sound fundamentals that the Advisor believes are selling at discounted valuations and have low price-to-earnings (“P/E”) ratios. The Advisor primarily selects stocks of companies with market capitalizations exceeding $10 billion, although the Fund may invest in securities of companies of any size or market capitalization that present opportunities for value.
The Fund strives to be fully invested at all times. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), equity exchange-traded funds (“ETFs”), preferred stock, and equity real estate investment trusts (“REITs”). The Fund may also invest up to 15% of its assets in foreign securities, including in emerging markets, through American Depositary Receipts (“ADRs”). ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The Advisor may sell a security for a variety of reasons, including, without limitation: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.
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Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund.
•Value Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Depositary Receipt Risk. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
•ETF Trading Risk. To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
•Foreign Risk. Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets which are generally more volatile and less liquid.
•Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Management Risk. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer. The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results, and the Fund might underperform other comparable funds.
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for
BECKER CAPITAL MANAGEMENT ● 1211 SW 5TH AVENUE ● SUITE 2185 ● PORTLAND, OREGON 97204

particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.
•REIT Risk. REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.
•Small- and Mid-Cap Company Risk. Stocks of small- and mid-cap companies may be riskier than stocks of larger companies, because many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.
Performance
The bar chart below shows how the Fund’s investment results have varied from year-to-year as represented by the performance of the Retail Class shares. The table below shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a value-style broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance information is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.beckercap.com/mutual-fund.
Effective at the close of business on August 24, 2012, the Becker Value Equity Fund, a series of Unified Series Trust (the “Predecessor Fund”), reorganized into the Fund, a series of Professionally Managed Portfolios. Performance information shown prior to the close of business on August 24, 2012 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.
BECKER CAPITAL MANAGEMENT ● 1211 SW 5TH AVENUE ● SUITE 2185 ● PORTLAND, OREGON 97204

Retail Class Annual Total Returns (years ended December 31)

Best Quarter:	4th Quarter, 2020 16.56%
Worst Quarter:	1st Quarter, 2020, -23.78%

Average Annual Total Returns (for the periods ended December 31, 2023)

Becker Value Equity Fund	1 Year	5 Years	10 Years	Since Inception (11/3/03)
Retail Class
Return Before Taxes	9.46%	10.89%	7.42%	8.39%
Return After Taxes on Distributions	6.65%	9.03%	5.62%	7.11%
Return After Taxes on Distributions and Sale of Fund Shares	7.50%	8.49%	5.64%	6.81%
Institutional Class*
Return Before Taxes	9.59%	10.99%	7.55%	8.59%
Russell 1000® Value Index (reflects no deductions for fees, expenses and taxes)	11.46%	10.91%	8.40%	8.27%

Retail Class shares commenced operations on November 3, 2003. Institutional Class shares commenced operations on September 2, 2011.
*Performance shown prior to September 2, 2011, the inception of Institutional Class shares, reflects the performance of the Retail Class shares, adjusted to reflect Institutional Class expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher that the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
BECKER CAPITAL MANAGEMENT ● 1211 SW 5TH AVENUE ● SUITE 2185 ● PORTLAND, OREGON 97204

Portfolio Management
Investment Advisor – Becker Capital Management, Inc.
Portfolio Managers – The Advisor’s equity investment team is responsible for managing the Fund. The following members of the team are responsible for the day-to-day management of the Fund.

Name	Title with Becker Capital Management	Managed the Fund Since
Patrick E. Becker, Jr.	Portfolio Manager and Analyst	Inception (2003)
Blake Howells, CFA	Portfolio Manager and Analyst	2019
Steve Laveson	Portfolio Manager and Analyst	Inception (2003)
Thomas (T.J.) McConville	Portfolio Manager and Analyst	2014
Andy Murray, CFA	Portfolio Manager and Analyst	2014
Sid Parakh	Portfolio Manager and Analyst	2016
Purchase and Sale of Fund Shares
Investors may purchase or redeem Fund shares on any business day by written request via mail (Becker Value Equity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 1-800-551-3998 (toll free). Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts in the Fund are as follows:

Account Types	To Open Your Account	To Add to Your Account
Institutional Class	$100,000	$100
Retail Class	$2,500	$100
Tax Information
The Fund’s distributions are taxable and are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
BECKER CAPITAL MANAGEMENT ● 1211 SW 5TH AVENUE ● SUITE 2185 ● PORTLAND, OREGON 97204